Loans and Allowance for Loan Losses - Trouble Debt Restructuring (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015 loan	Mar. 31, 2014	Dec. 31, 2014 loan	Dec. 31, 2013 loan
Troubled Debt Restructuring
Recorded investment in TDRs	$ 1,511		$ 1,677	$ 4,078
Number of Loans	1		2	5
Pre-Modification Outstanding Recorded Investment	399	17	18	2,405
Post-Modification Outstanding Recorded Investment
Extended Maturity		11	8	2,231
Extended Maturity and Restructured Payments			6	22
Extended Maturity, Restructured Payments and Adjusted Interest Rate	397			171
Nonfarm nonresidential
Troubled Debt Restructuring
Number of Loans				1
Pre-Modification Outstanding Recorded Investment	399			1,180
Post-Modification Outstanding Recorded Investment
Extended Maturity				1,180
Extended Maturity, Restructured Payments and Adjusted Interest Rate	397
Commercial
Troubled Debt Restructuring
Number of Loans	1			1
Pre-Modification Outstanding Recorded Investment				16
Post-Modification Outstanding Recorded Investment
Extended Maturity and Restructured Payments				16
Consumer
Troubled Debt Restructuring
Number of Loans			2	1
Pre-Modification Outstanding Recorded Investment		17	18	6
Post-Modification Outstanding Recorded Investment
Extended Maturity		11	8
Extended Maturity and Restructured Payments			$ 6	$ 6